Right-of-use asset and lease liability (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Right-of-use Asset And Lease Liability
Initial adoption on beginning		R$ 212,734	R$ 138,361
Effect of acquisition of control of Vilas Complex			22,381
Additions		116,995	98,265
Remeasurement Adjustment		6,696	13,615
Charges		20,462	13,459
Amortization - principal		(60,200)	(53,120)
Payment - charges		(21,151)	(7,145)
Loss on disposal		(1,780)	(14,799)
Reclassification	[1]		1,717
Initial adoption on end		273,756	R$ 212,734
Current		64,870
Noncurrent		R$ 208,886

[1]	Reclassification to Assets classified as held for sale (Note 39).